Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
Schedule of warrants outstanding
	Public	Private placement	Total
	Number	Number	Number
At December 31, 2019	-	-	-
At December 31, 2020	-	-	-
At December 31, 2021	20,124,748	21,129,818	41,254,566

Schedule of public warrants are classified as Level
	Level 1	Level 2	Level 3	Total
At December 31, 2021	£’000	£’000	£’000	£’000
Warrants	13,418	-	29,274	42,692

Schedule of fair value of the warrants
Private placement

Number of warrants	21,129,818
Exercise price	$11.50
Expected term (years)	7
Expected volatility	47.1%
Dividend yield	Nil
Risk free interest rate	1.40%

Schedule of fair value movements
	Public	Private placement	Total
	£’000	£’000	£’000
At December 31, 2019	-	-	-

At December 31, 2020	-	-	-

Warrants issued upon acquisition of Drover	-	6,566	6,566
Fair value movement	-	102	102
Exercise of warrants	-	(6,667)	(6,667)
Warrants issued in the Transaction	22,475	46,887	69,362
Fair value movement	(9,057)	(17,614)	(26,671)
At December 31, 2021	13,418	29,274	42,692